Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Narrative) (Detail) (Janssen AI [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Janssen AI [Member]
Accrued And Other Current Liabilities [Line Items]
Janssen AI losses in excess of investment made	$ 11.0